Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only) (Condensed Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 99,404	$ 94,192
Securities available for sale	81,133	89,538
Other assets	2,654	2,231
Total assets	921,118	819,730
Other liabilities	2,328	2,561
Subordinated debentures	15,465	15,465
Shareholders' equity	57,173	77,510	73,558
Total liabilities and shareholders' equity	921,118	819,730
Parent Company Only [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	724	11,869
Securities available for sale	166	105
Capital note due from Bank	8,500	8,500
Investment in subsidiaries	62,814	72,213
Other assets	493	476
Total assets	72,697	93,163
Other liabilities	59	188
Subordinated debentures	15,465	15,465
Shareholders' equity	57,173	77,510
Total liabilities and shareholders' equity	$ 72,697	$ 93,163